Label	Element	Value
MML Equity Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML Equity Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks growth of capital over the long-term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund invests primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index*(the “Index”). As of February 28, 2021, the market capitalization range of companies included in the Index was between $709 million and $2.04 trillion.
FTSE Russell (the “Index Provider”) compiles and maintains the Index. The Index is designed to reflect a dynamic combination of factor exposures drawn from constituent stocks of the Russell 1000 Index (the “Russell 1000” or “Parent Index”), which measures the performance of the 1,000 largest-capitalization companies in the United
*
The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “FTSE Russell®,” “Russell 1000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.
States. Invesco Indexing LLC (“Invesco Indexing”), an affiliate of Invesco, will provide certain data to the Index Provider as described below. The Index is sponsored by the Index Provider, which is unaffiliated with the Fund and Invesco. The Index consists of one of four pre-determined factor configurations that emphasize a subset of the following five investment style factors:
Value. A company’s value factor score is based on an equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month.
Momentum. A company’s momentum factor score is based on historical total return over the 11 months ending on the last business day of the prior month.
Quality. A company’s quality factor score is based on a composite of three measures of profitability (return on assets, change in asset turnover, and accruals) and a single measure of leverage, calculated based on information reported in the company’s most recent annual financial statement.
Low Volatility. A company’s volatility factor score is based on the standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month.
Size. A company’s size factor score is based on total market capitalization as of the last business day of the prior month.
The factor configuration that comprises the Index will vary with different economic cycles and overall market conditions, as reflected in one of the following four categories: expansion, slowdown, contraction, and recovery. The current economic cycle/market condition category, which determines which factor configuration is applied, is derived from a rules-based methodology that relies on certain leading economic indicators and information regarding global risk appetite. The applicable category is provided to the Index Provider by Invesco Indexing in the form of a data signal (the “Signal”).
To construct the Index, each constituent in the Parent Index is assigned a multi-factor score based on the extent to which the constituent exhibits greater characteristics of the relevant factors (for example, size and value), relative to the other constituents in the Parent Index. The multi-factor score is the product of the security’s individual factor scores, each of which is calculated as set forth above. An initial weight for each security is determined from the product of the security’s multi-factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to industry exposure, maximum security weights, and minimum security weights, as compared to the Parent Index. With respect to each factor other than momentum, constraints regarding diversification and liquidity are also applied. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. Finally, a maximum security weight limit is applied to ensure no security weight exceeds a fixed level.
The Index is rebalanced and reweighted at the beginning of the month when the Signal for the Index changes, which may be as frequently as monthly. The Fund is rebalanced and reweighted in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.
Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.
The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors.
Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Indexing Risk The Fund’s performance may not track the performance of the index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Momentum Investing Risk The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum, and they may experience rapid and substantial declines in value. In addition, there may be periods when the momentum style of investing is out of favor, and the investment performance of the Fund may suffer compared to the returns from other styles of investing.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the index, even if that security generally is underperforming.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the
Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell 1000 Invesco Dynamic Multifactor Index).The Fund’s investment strategy changed on November 23, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell 1000 Invesco Dynamic Multifactor Index).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class II Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’20,	24.11%	Lowest Quarter:	1Q ’20,	-20.40%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund’s performance benchmark index will be the Russell 1000 Index rather than the S&P 500 Index because the Russell 1000 Index more closely represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MML Equity Rotation Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.96%	[1]
Five Years	rr_AverageAnnualReturnYear05	15.60%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2015
MML Equity Rotation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.40%
Five Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2015
MML Equity Rotation Fund | Russell 1000 Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.92%
Since Inception	rr_AverageAnnualReturnSinceInception	18.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2017
MML Equity Rotation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 973
Annual Return 2016	rr_AnnualReturn2016	17.48%
Annual Return 2017	rr_AnnualReturn2017	30.09%
Annual Return 2018	rr_AnnualReturn2018	(8.86%)
Annual Return 2019	rr_AnnualReturn2019	16.50%
Annual Return 2020	rr_AnnualReturn2020	22.92%
One Year	rr_AverageAnnualReturnYear01	22.92%
Five Years	rr_AverageAnnualReturnYear05	14.81%
Since Inception	rr_AverageAnnualReturnSinceInception	12.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2015
MML Equity Rotation Fund | Service Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,266
One Year	rr_AverageAnnualReturnYear01	22.57%
Five Years	rr_AverageAnnualReturnYear05	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2015

[1]	Going forward, the Fund’s performance benchmark index will be the Russell 1000 Index rather than the S&P 500 Index because the Russell 1000 Index more closely represents the Fund’s investment strategy.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.05% of its management fees through April 30, 2022. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.